Commitments and Contingencies	12 Months Ended
Jun. 30, 2014
Commitments and Contingencies [Abstract]
Commitments and Contingencies
(16)	Commitments and Contingencies

a.  Legal Contingencies

The Company is subject to various lawsuits, claims, and proceedings that arise in the normal course of business, including employment, commercial, environmental, safety, and health matters, as well as claims associated with our historical acquisitions and divestitures. Although it is not presently possible to determine the outcome of these matters, in the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company's consolidated financial position, results of operations, or liquidity.

b.  Environmental Contingencies

It is the Company's policy to accrue for costs associated with environmental assessments, remedial efforts, or other environmental liabilities when it becomes probable that a liability has been incurred and the costs can be reasonably estimated. When a liability for environmental remediation is recorded, such amounts will be recorded without giving effect to any possible future recoveries. At June 30, 2014, there are no significant liabilities recorded for environmental contingencies.

c.  Asset Retirement Obligations

As of June 30, 2014 and 2013, the Company has recorded asset retirement obligation accruals for mine reclamation and preparation plant closure costs totaling $9,134 and $6,898, respectively. There were no assets that were legally restricted for purposes of settling asset retirement obligations at June 30, 2014 or 2013.

d.  Employee Contracts

As of June 30, 2014, the Company had 1,569 employees. The Company's total employees consist of 541 salaried employees and 1,028 hourly employees, and include 625 unionized employees. 39.8% of the workforce is covered by collective bargaining agreements and 10.1% of the workforce is covered by collective bargaining agreements expiring within one year of June 30, 2014.

e.  Contractual Commitments

The Company leases certain machinery and equipment, automobiles, railcars and office space. For the years ended June 30, 2014, 2013, and 2012, lease expense was $5,059, $4,038, and $3,527, respectively.

The following table summarizes our contractual commitments by period:

	Total	2015	2016	2017	2018	2019	2020 and beyond
Long-term debt obligations	$125,204	59	50	50	45	125,000	—
Power commitments	15,956	15,956	—	—	—	—	—
Purchase commitments	21,926	21,926	—	—	—	—	—
Operating lease obligations	6,657	3,617	1,965	988	87	—	—
Capital lease obligations	9,816	2,585	2,671	2,367	408	471	1,314